UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-2815

COPLEY FUND, INC.

-----------------

(Exact name of registrant as specified in charter)

381 Pleasant Street, 2nd Floor

Fall River, MA 02721

(Address of principal offices)(Zip code)

Registered Agent, Inc.

769 Basque Way, Suite 300

Carson City, NV 89706

(Name and address of agent for service)

Registrant's Telephone Number, including Area Code: 508-674-8459

Date of Fiscal Year End: FEBRUARY 28

Date of Reporting Period: May 31, 2018

Item 1. Schedule of Investments

Copley Fund, Inc.
Schedule of Investments
May 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCK - 116.82%
Banking - 8.66%
JPMorgan Chase & Company	42,000	$4,494,420
PNC Financial Services Group, Inc.	25,000	3,585,250
		8,079,670
Consumer Products - 1.62%
Kimberly-Clark Corp.	15,000	1,512,750

Diversified Utility Companies - 17.59%
Alliant Energy Corp.	40,000	1,656,800
DTE Energy Co.	55,000	5,633,650
Dominion Resources, Inc.	60,000	3,851,400
Duke Energy Corp.	53,033	4,092,026
WEC Energy Group, Inc.	18,612	1,175,348
		16,409,224
Drug Companies - 5.64%
Bristol-Myers Squibb Co.	100,000	5,262,000

Electric & Gas - 12.03%
American Electric Power Company, Inc.	35,000	2,378,250
FirstEnergy Corp.	40,000	1,376,800
Great Plains Energy Inc.	10,000	339,400
Public Service Enterprise Group Inc.	30,000	1,589,400
SCANA Corp.	50,000	1,815,000
Sempra Energy	35,000	3,728,550
		11,227,400
Electric Power Companies - 26.44%
Ameren Corp.	12,500	739,875
Eversource Energy	65,600	3,744,448
Exelon Corp.	23,200	960,248
NextEra Energy, Inc.	90,000	14,922,900
PPL Corp.	100,000	2,732,000
The Southern Co.	35,000	1,571,500
		24,670,971
Gas Utilities & Supplies - 11.51%
New Jersey Resources Corp.	112,500	4,995,000
Northwest Natural Gas Co.	40,000	2,392,000
WGL Holdings, Inc.	38,000	3,351,600
		10,738,600
Insurance - 5.68%
Arthur J. Gallagher & Co.	80,000	5,302,400

Office Equipment - 0.38%
Pitney Bowes Inc.	40,000	356,000

Copley Fund, Inc.
Schedule of Investments (Continued)
May 31, 2018 (Unaudited)

	Shares	Value
COMMON STOCK - 116.82% (Continued)
Oil - 15.39%
Chevron Corp.	46,200	$5,742,660
ExxonMobil Corp.	106,086	8,618,427
		14,361,087
Pharmaceutical - 1.16%
Pfizer, Inc.	30,000	1,077,900

Pipelines - 0.90%
Enbridge, Inc.	26,863	834,633

Retail - 1.68%
Wal-Mart Stores, Inc.	19,000	1,568,260

Telephone - 8.14%
AT&T, Inc.	95,000	3,070,400
Verizon Communications Inc.	95,000	4,528,650
		7,599,050

TOTAL COMMON STOCK (Cost - $23,612,318)		108,999,945

MASTER LIMITED PARTNERSHIP - 0.80%
Pipelines - 0.80%
Energy Transfer Partners, L.P. (Cost - $290,768)	39,338	747,029

TOTAL INVESTMENTS (Cost $23,903,086) - 117.62%		109,746,974
Liabilities in Excess of Other Assets - (17.62%)		(16,443,062)
NET ASSETS - 100.00%		$93,303,912

________________________

At May 31, 2018, the net unrealized appreciation based on cost for federal income tax purposes of $23,903,086 was as follows:

Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost, net of $17,936,443 tax effect		$68,066,237
Aggregate gross unrealized depreciation for all investments
for which there was an excess of cost over value		(158,792)
Net unrealized appreciation net of tax effect		$67,907,445

Securities valuation policies and other investment related disclosures are hereby incorporated by reference.

Copley Fund, Inc.
Schedule of Investments (Continued)
May 31, 2018 (Unaudited)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”). The preparation of financial statements in accordance with GAAP require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the period. Actual results could differ from those estimates. The Fund is an investment company that follows the specialized accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies.”

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board of Trustees (the “Board”). Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of May 31, 2018 for the Fund’s assets and liabilities measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$108,999,945	$-	$-	$108,999,945
Master Limited Partnership	747,029	-	-	747,029
Total	$109,746,974	$-	$-	$109,746,974

The Fund did not hold any Level 2 or Level 3 securities during the period. There were no transfers into and out of Level 1 & 2 during the period. It is the Fund's policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

*Refer to the Schedule of Investments for industry classifications.

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a) Separate certifications by the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COPLEY FUND, INC.

By (Signature and Title) /s/ Roy Hale

BY: Roy Hale

ITS: President

(Chief Executive Officer/Chief Financial Officer)

Date: July 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Roy Hale

BY: Roy Hale

ITS: President

(Chief Executive Officer/Chief Financial Officer)

Date: July 30, 2018